Consolidated Balance Sheets (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 611.5	$ 509.5	$ 737.0
Accounts receivable, net of allowance for doubtful accounts of $23.2 (2011), $20.3 (2010) and $14.9(2009)	1,876.4	2,169.6	2,455.5
Settlement assets	6,883.6	6,694.0	6,870.3
Other current assets	439.1	413.4	398.8
Total current assets	9,810.6	9,786.5	10,461.6
Property and equipment, net of accumulated depreciation of $791.9 (2011), $691.6 (2010) and $463.7 (2009)	962.9	952.0	1,051.4
Goodwill	17,444.5	17,296.9	17,475.8
Customer relationships, net of accumulated amortization of $2,872.0 (2011), $2,490.5 (2010) and $1,723.8 (2009)	4,894.6	5,223.7	6,008.8
Other intangibles, net of accumulated amortization of $1,148.2 (2011), $975.8 (2010) and $698.3 (2009)	1,930.1	1,931.0	2,121.1
Investment in affiliates	1,201.7	1,208.2	1,291.3
Long-term settlement assets	242.7	365.1	480.7
Other long-term assets	803.2	780.7	844.7
Total assets	37,290.3	37,544.1	39,735.4
LIABILITIES AND EQUITY
Accounts payable	197.0	180.9	200.7
Short-term and current portion of long-term borrowings	169.7	270.5	304.9
Settlement obligations	7,125.2	7,058.9	7,394.7
Other current liabilities	1,500.1	1,353.7	1,554.9
Total current liabilities	8,992.0	8,864.0	9,455.2
Long-term borrowings	22,584.3	22,438.8	22,304.9
Long-term deferred tax liabilities	826.4	1,013.7	1,346.4
Other long-term liabilities	1,023.7	1,139.6	1,301.9
Total liabilities	33,426.4	33,456.1	34,408.4
Commitments and contingencies
Redeemable noncontrolling interest	45.4	28.1	226.9
First Data Corporation stockholder's equity:
Common stock, $.01 par value; authorized and issued 1,000 shares (2011, 2010 and 2009)
Additional paid-in capital	7,385.6	7,395.1	7,394.3
Paid-in capital	7,385.6	7,395.1	7,394.3
Accumulated loss	(6,556.8)	(6,163.9)	(5,127.3)
Accumulated other comprehensive loss	(436.1)	(636.9)	(681.7)
Total First Data Corporation stockholder's equity	392.7	594.3	1,585.3
Noncontrolling interests	3,425.8	3,465.6	3,514.8
Total equity	3,818.5	4,059.9	5,100.1
Total liabilities and equity	$ 37,290.3	$ 37,544.1	$ 39,735.4